Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income.
Loans and advances - Central banks	€ 1,320	€ 1,881	€ 2,090
Loans and advances - Credit institutions	1,555	1,840	2,388
Debt instruments	6,429	7,141	6,927
Loans and advances - Customers	43,489	43,640	42,578
Other interest income	1,532	1,539	1,173
Total interest income	€ 54,325	€ 56,041	€ 55,156